Cost of services rendered - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cost Of Services Rendered [Abstract]
Salaries and wages	$ (11,593)	$ (7,896)	$ (10,165)
Partners' compensation (note 30(a))	(2,784)	(2,582)	(2,738)
Officers' fund	(2,196)	(431)	1,037
Rewards and bonuses	(21,828)	(11,800)	(17,785)
Social security contributions and payroll taxes	(3,898)	(2,356)	(4,684)
Carried interest bonuses	(890)
Share based incentive plan (note 27(d))	(764)
Strategic Bonus	(15)
Other short-term benefits	(3,636)	(2,164)	(2,563)
Personnel expenses	(47,604)	(27,229)	(36,898)
Amortization of placement agents' fees (note 14)	(2,148)	(2,300)	(2,270)
Rebate fees	(364)	(30)	(27)
Amortization of contractual rights (note 14)	(3,623)	(3,623)	(3,763)
Amortization of non-contractual customer relationships (note 14)	(785)
Amortization of intangible assets	(6,920)	(5,953)	(6,060)
Carried interest allocation	(30,204)
Deferred consideration	(2,037)	0	0
Cost of services rendered	$ (86,765)	$ (33,182)	$ (42,958)